Summary of Significant Accounting Policies - Schedule of Consolidated Financial Statements Reflect the activities (Details)	12 Months Ended
Dec. 31, 2024
Haoxin (BVI) Limited (“Haoxin BVI”) [Member]
Schedule of Consolidated Financial Statements Reflect the activities [Line Items]
Background	● A British Virgin Islands company ● Incorporated on May 13, 2022 ● A holding company
Ownership	100% owned by Company
Haoxin HongKong Limited (“Haoxin HK”) [Member]
Schedule of Consolidated Financial Statements Reflect the activities [Line Items]
Background	● A Hong Kong company ● Incorporated on May 27, 2022 ● A holding company
Ownership	100% owned by Haoxin BVI
Ningbo Haoxin International Logistics Co., Ltd. (“Ningbo Haoxin”) [Member]
Schedule of Consolidated Financial Statements Reflect the activities [Line Items]
Background	● A PRC limited liability company ● Incorporated on March 18, 2013 ● Providing Temperature-Controlled Truckload Service
Ownership	100% owned by Haoxin HK
Zhejiang Haoxin Logistics Co., Ltd. (“Zhejiang Haoxin”) [Member]
Schedule of Consolidated Financial Statements Reflect the activities [Line Items]
Background	● A PRC limited liability company ● Incorporated on September 25, 2018 ● Providing Temperature-Controlled Truckload Service
Ownership	100% owned by Ningbo Haoxin
Shenzhen Haiyue Freight Co., Ltd. (“Haiyue”) [Member]
Schedule of Consolidated Financial Statements Reflect the activities [Line Items]
Background	● A PRC limited liability company ● Incorporated on July 10, 2003 ● Providing Urban Delivery Services
Ownership	100% owned by Ningbo Haoxin
Shenzhen Longanda Freight Co., Ltd. (“Longanda”) [Member]
Schedule of Consolidated Financial Statements Reflect the activities [Line Items]
Background	● A PRC limited liability company ● Incorporated on October 21, 2004 ● Providing Urban Delivery Services
Ownership	100% owned by Haiyue